Supplemental Financial Information	12 Months Ended
Dec. 31, 2010
Supplemental Financial Information [Abstract]
Supplemental Financial Information
14.  SUPPLEMENTAL FINANCIAL INFORMATION

    Consolidated Balance Sheet Information

    Accounts receivable, net, as of December 31, 2010 and 2009 consisted of the following (in millions):

	2010	2009

Trade	$209.9	$310.1
Other	7.8	17.9
	217.7	328.0
Allowance for doubtful accounts	(3.1)	(3.4)
	$214.6	$324.6

    Other current assets as of December 31, 2010 and 2009 consisted of the following (in millions):

	2010	2009

Inventory	$ 56.4	$ 53.1
Prepaid taxes	47.4	39.6
Deferred mobilization costs	19.7	29.0
Derivative assets	17.0	10.5
Prepaid expenses	12.9	13.6
Deferred tax assets	9.5	30.0
Other	8.5	11.0
	$171.4	$186.8
    Other assets, net, as of December 31, 2010 and 2009 consisted of the following (in millions):

	2010	2009

Prepaid taxes on intercompany transfers of property	$ 74.6	$ 99.0
Deferred mobilization costs	31.3	23.7
Wreckage and debris removal receivables	26.8	55.8
Supplemental executive retirement plan assets	23.0	18.7
Other	28.5	23.2
	$184.2	$220.4

    Accrued liabilities and other as of December 31, 2010 and 2009 consisted of the following (in millions):

	2010	2009

Personnel costs	$ 58.0	$ 48.6
Deferred revenue	48.1	89.0
Taxes	22.1	97.3
Wreckage and debris removal	21.0	50.3
Other	19.1	23.4
	$168.3	$308.6

    Other liabilities as of December 31, 2010 and 2009 consisted of the following (in millions):

	2010	2009

Deferred revenue	$ 68.0	$ 51.2
Unrecognized tax benefits (inclusive of interest and penalties)	25.7	33.4
Supplemental executive retirement plan liabilities	26.0	21.0
Other	19.7	15.1
	$139.4	$120.7
    Consolidated Statement of Income Information

    Repair and maintenance expense related to continuing operations for each of the years in the three-year period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Repair and maintenance expense	$120.0	$120.6	$111.4

    Consolidated Statement of Cash Flows Information

    Cash paid for interest and income taxes for each of the years in the three-year period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Interest, net of amounts capitalized	$ .1	$ .1	$ .5
Income taxes	171.6	152.9	327.7

    Capitalized interest totaled $21.3 million, $20.9 million and $21.6 million during the years ended December 31, 2010, 2009 and 2008, respectively. Capital expenditure accruals totaling $39.7 million, $83.8 million and $105.1 million for the years ended December 31, 2010, 2009 and 2008, respectively, were excluded from investing activities in our consolidated statements of cash flows.

    Concentration of Credit Risk

    We are exposed to credit risk relating to our receivables from customers, our cash and cash equivalents and investments and our use of derivatives in connection with the management of foreign currency exchange rate risk. We minimize our credit risk relating to receivables from customers, which consist primarily of major international, government-owned and independent oil and gas companies, by performing ongoing credit evaluations. We also maintain reserves for potential credit losses, which to date have been within management's expectations. We minimize our credit risk relating to cash and investments by focusing on diversification and quality of instruments. Cash balances are maintained in major, highly-capitalized commercial banks. Cash equivalents consist of a portfolio of high-grade instruments. Custody of cash and cash equivalents is maintained at several major financial institutions, and we monitor the financial condition of those financial institutions. Substantially all of our investments were issued by state agencies and are substantially guaranteed by the U.S. government under FFELP. We minimize our credit risk relating to the counterparties of our derivatives by transacting with multiple, high-quality counterparties, thereby limiting exposure to individual counterparties, and by monitoring the financial condition of our counterparties.

    During the year ended December 31, 2010, two customers provided a total of $421.4  million, or 25%, of consolidated revenues which were attributable to our Deepwater and Jackup segments.  During the year ended December 31, 2009, one customer provided $249.6 million, or 13%, of consolidated revenues which were attributable to our Jackup segment. During the year ended December 31, 2008, no customer provided more than 10% of consolidated revenues.